17. INTANGIBLE ASSETS (Details 3)	12 Months Ended
Dec. 31, 2018
Revenue Backlog [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	1 to 6
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	1 to 10
Customer Contracts [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	2 to 8
Transponder Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	4
Concession Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	1 to 12
Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	7